Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Fair Value Of Derivative Instruments Conversion Feature [Table Text Block]

The fair value of the conversion feature is summarized as follows:

Derivative liability - December 31, 2012	$-
Fair value at the commitment date for equity instruments	8,175,459
Fair value at the commitment date for warrants issued	96,913
Fair value mark to market adjustment for equity instruments	5,716,688
Fair value mark to market adjustment for warrants	55,275
Conversion instruments exercised	(11,675,303)
Derivative liability – June 30, 2013	$2,369,032

The fair value of the conversion feature is summarized as follows:

Derivative liability - December 31, 2010	$622,944
Fair value at the commitment date for convertible instruments	6,590,351
Fair value at the commitment date for warrants issued	5,650,576
Fair value at the commitment date for Series A, Preferred Stock issued	293
Fair value mark to market adjustment for convertible instruments	(2,293,164)
Fair value mark to market adjustment for warrants	(2,868,818)
Fair value mark to market adjustment for Series A, Preferred Stock issued	(118)
Reclassification to additional paid in capital for financial instruments that ceased to be a derivative liability	(640,826)
Derivative liability - December 31, 2011	7,061,238
Fair value at the commitment date for debt instruments	1,096,808
Fair value at the commitment date for warrants issued	7,526,671
Fair value mark to market adjustment for debt instruments	(1,579,663)
Fair value mark to market adjustment for warrants	(4,345,916)
Fair value mark to market adjustment for Series C Preferred Stock issued	(59)
Reclassification to additional paid-in capital for financial instruments conversions and maturities	(4,124,387)
Warrant settlements	(5,634,692)
Derivative liability – December 31, 2012	$-

Schedule Of Derivative Liabilities Fair Value Assumptions At Commitment and Re-Measurement Date [Table Text Block]

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	118% - 123%	107%
Expected term:	1 year	17 months – 1 year
Risk free interest rate	0.14% - 0.15%	0.15%

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2012:

	Commitment Date	Re-measurement Date
Expected dividends	0%	N/A
Expected volatility	228% -251%	N/A
Expected term:	6 months – 4 years	N/A
Risk free interest rate	0.09% - 0.72%	N/A

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2011:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150% -226%	150% -226%
Expected term:	0.02 – 5 years	0.02 – 5 years
Risk free interest rate	0.06% - 2.76%	0.09% - 0.31%